Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2026
Property, plant and equipment [Abstract]
Disclosure of property and equipment [Table Text Block]
				Demonstration	Tools and	Leasehold
Cost	Computers	Furniture	Automobiles	Electric Vehicles	Equipment	Improvements	Total

Balance, March 31, 2024	$242,854	$100,811	$589,420	$3,601,733	$1,711,932	$190,937	$6,437,687
Transfers from / (to) inventory	-	-	-	(593,320)	-	-	(593,320)
Additions	7,280	-	-	-	72,892	3,000	83,172
Balance, March 31, 2025	$250,134	$100,811	$589,420	$3,008,413	$1,784,824	$193,937	$5,927,539
Transfers from / (to) inventory	-	-	-	-	-	-	-
Additions	-	-	-	-	-	-	-
Less: disposals at cost	-	-	-	(450,944)	-	-	(450,944)
Balance, March 31, 2026	$250,134	$100,811	$589,420	$2,557,469	$1,784,824	$193,937	$5,476,595

Depreciation
Balance, March 31, 2024	$204,747	$59,255	$221,242	$1,798,886	$1,269,923	$120,109	$3,674,162
Depreciation	18,470	10,930	72,197	442,708	357,360	29,644	931,309
Foreign exchange translation	-	-	-	11,487	-	-	11,487
Balance, March 31, 2025	$223,217	$70,185	$293,439	$2,253,081	$1,627,283	$149,753	$4,616,958
Depreciation	23,302	7,436	123,526	312,595	67,150	36,459	570,468
Accumulated depreciation removed on disposal	-	-	-	(425,982)	-	-	(425,982)
Foreign exchange translation	-	-	-	(3,406)	-	-	(3,406)
Balance, March 31, 2026	$246,519	$77,621	$416,965	$2,136,288	$1,694,433	$186,212	$4,758,038

Carrying amounts
As at, March 31, 2025	$26,917	$30,626	$295,981	$755,332	$157,541	$44,184	$1,310,581

As at, March 31, 2026	$3,615	$23,190	$172,455	$421,181	$90,391	$7,725	$718,557